JOINT VENTURES (Tables)	12 Months Ended
Jun. 30, 2020
JOINT VENTURES
Schedule of investments in joint ventures and affiliates

	06/30/2020	06/30/2019	06/30/2018
Assets
Semya S.A. (1)	—	—	2,972,239
Synertech Industrias S.A.	24,619,773	25,297,376	16,099,816
Indrasa Biotecnología S.A.	33,019	23,652	—
	24,652,792	25,321,028	19,072,055

	06/30/2020	06/30/2019	06/30/2018
Liabilities
Trigall Genetics S.A.	1,548,829	1,970,903	2,012,298
	1,548,829	1,970,903	2,012,298

(1)As a result of the share purchase agreement with Bioceres S.A., Semya is a consolidated subsidiary as of June 30, 2019. (See Note 4.6).

Schedule of changes in joint ventures investments and affiliates

	06/30/2020	06/30/2019	06/30/2018

As of the beginning of the year	23,350,125	17,059,757	30,580,943
Adjustment of opening net book amount for the application of IAS 29	—	8,328,794	—
Monetary contributions	—	129,340	—
Non-monetary contributions	250,000	94,355	679,510
Parent company investment	—	294,041	121,479
Loss of control of Indrasa Biotecnología S.A.	—	10,591	—
Acquisicion of control of Semya S.A.	—	(3,684,585)	—
Revaluation of property, plant and equipment	521,406	94,009	1,679,818
Foreign currency translation	(3,494,761)	11,337	(13,865,192)
Share of profit or loss	2,477,193	1,012,486	(2,136,801)
As of the end of the year	23,103,963	23,350,125	17,059,757

Schedule of share of profit or loss of joint ventures and affiliates

	06/30/2020	06/30/2019	06/30/2018

Trigall Genetics S.A.	171,502	(2,647)	(606,491)
Semya S.A.	—	(22,895)	(55,872)
Synertech Industrias S.A.	2,294,332	1,034,818	(1,474,438)
Indrasa Biotecnología S.A.	11,359	3,210	—
	2,477,193	1,012,486	(2,136,801)

Schedule of summarized balance sheet of joint venture prepared in accordance with International Financial Reporting Standards ("IFRS")

	Trigall Genetics (i)			Semya (ii)
Summarized balance sheet	06/30/2020	06/30/2019	06/30/2018	06/30/2020(a)	06/30/2019(a)	06/30/2018
Current assets
Cash and cash equivalents	1,331	13,114	44,937	46,206	489	183
Other current assets	1,024,793	323,265	66,077	1,580	77,074	14
Total current assets	1,026,124	336,379	111,014	47,786	77,563	197
Non-current assets
Intangible assets	11,776,705	10,214,575	8,681,400	540,056	583,936	217,809
Property,plant and equipment	—	—	—	1,262	—	—
Other non- current assets	—	—	—	755,056	362,181	448,942
Total non-current assets	11,776,705	10,214,575	8,681,400	1,296,374	946,117	666,751
Current liabilities
Financial liabilities	—	9,476,272	7,878,036	197,699	127,074	448,309
Other current liabilities	869,700	1,016,083	1,030,015	954,180	898,623	275,341
Total current liabilities	869,700	10,492,355	8,908,051	1,151,879	1,025,697	723,650
Non-current liabilities
Financial liabilities	10,831,048	—	—	—	—	—
Other non- current liabilities	831,685	460,268	295,575	—	42,323	—
Total non-current liabilities	11,662,733	460,268	295,575	—	42,323	—
Net assets	270,396	(401,669)	(411,212)	192,281	(44,340)	(56,701)

	Synertech (iii)			Indrasa S.A. (iv)
Summarized balance sheet	06/30/2020	06/30/2019	06/30/2018	06/30/2020	06/30/2019	06/30/2018
Current assets
Cash and cash equivalents	18,251	40,634	39,133	53,708	16,296	28,180
Other current assets	17,983,868	5,709,650	7,182,862	66,150	93,654	45,837
Total current assets	18,002,119	5,750,284	7,221,995	119,858	109,950	74,017
Non-current assets
Property,plant and equipment	14,168,459	15,046,903	8,344,900	13,876	18,387	15,243
Other non- current assets	—	—	1,328,521	—	—	—
Total non-current assets	14,168,459	15,046,903	9,673,421	13,876	18,387	15,243
Current liabilities
Financial liabilities	5,484,866	921,703	705,856	—	—	—
Other current liabilities	4,719,276	4,595,906	6,750,220	39,395	60,760	42,166
Total current liabilities	10,204,142	5,517,609	7,456,076	39,395	60,760	42,166
Non-current liabilities
Financial liabilities	2,783,951	—	1,080,247	—	—	—
Other non- current liabilities	2,554,905	3,974,975	4,801,887	—	—	—
Total non-current liabilities	5,338,856	3,974,975	5,882,134	—	—	—
Net assets	16,627,580	11,304,603	3,557,206	94,339	67,577	47,094

Schedule of summarized statements of comprehensive income of joint venture prepared in accordance with International Financial Reporting Standards ("IFRS")

	Trigall Genetics (i)			Semya (ii)
Summarized statements of comprehensive income	06/30/2020	06/30/2019	06/30/2018	06/30/2020 (a)	06/30/2019 (a)	06/30/2018
Revenue	799,625	367,646	104,037	—	—	—
Finance income	79,442	54,003	14,053	355,979	29,275	—
Finance expense	(1,863)	(16,145)	(12,213)	(570,528)	(5,661)	(209,966)
Depreciation and amortization	—	—	—	631	—	—
Profit (loss) of the year	172,670	(33,195)	(194,432)	(1,048,375)	(218,627)	(354,151)
Other comprehensive income	—	—	—	—	—	(37,036)
Total comprehensive income (loss)	172,670	(33,195)	(194,432)	(1,048,375)	(218,627)	(391,187)

	Synertech (iii)			Indrasa S.A. (iv)
Summarized statements of comprehensive income	06/30/2020	06/30/2019	06/30/2018	06/30/2020	06/30/2019	06/30/2018
Revenue	21,501,725	18,305,953	6,611,384	364,180	452,555	232,290
Finance income	3,805,655	2,434,610	1,758,129	—	1,813	756
Finance expense	(6,666,508)	(6,193,963)	(5,831,182)	(28,443)	(3,001)	(2,516)
Depreciation and amortization	(1,076,699)	(1,074,552)	(653,766)	(2,226)	(3,653)	—
Profit (loss) of the year	5,099,852	2,278,859	(1,991,754)	32,453	6,548	7,483
Other comprehensive income	1,042,811	334,403	—	—	—	—
Total comprehensive income (loss)	6,142,663	2,613,262	(1,991,754)	32,453	6,548	7,483

(a)As of June 30, 2020, and 2019, Semya is a subsidiary of the Group and is included in the Group's consolidated financial statements. See Note 4.6.